Operating Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 2,147,081	$ 1,818,984	$ 4,190,137	$ 3,067,288
Social media expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	911,225	1,189,371	1,886,131	1,974,516
Advertising consulting expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	862,243	495,153	1,493,648	815,764
Promotion expense [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	16,936	52,488	28,246	86,554
Other [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Selling and marketing expenses	$ 356,677	$ 81,972	$ 782,112	$ 190,454